Derivative Instruments	12 Months Ended
Sep. 27, 2013
Summary of Derivative Instruments [Abstract]
Derivative Instruments
Derivative Instruments
The Company is exposed to certain risks relating to its business operations. Risks that relate to interest rate exposure, foreign exchange exposure and certain commodity price exposures are managed by using derivative instruments. The Company uses interest rate swaps to manage interest rate exposure. Foreign currency option and forward contracts are used to economically manage the foreign exchange exposures of operations outside the United States. Swap contracts on commodities are periodically entered into to manage the price risk associated with forecasted purchases of commodities used in the Company’s manufacturing processes.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on the consolidated balance sheet. Changes in a derivative financial instrument’s fair value are recognized in earnings unless specific hedge criteria are met. The Company has designated certain interest rate lock contracts and certain commodity swap contracts as cash flow hedges. The Company has not designated the foreign currency forward and option contracts as hedging instruments.
Interest Rate Exposure
Fair Value Hedges—During fiscal 2011, CIFSA entered into interest rate swaps to convert its senior notes due in 2017 from fixed-rate debt to variable rate debt. These swaps were subsequently terminated during the fourth quarter of fiscal 2011. Since the interest rate swaps were designated as hedging instruments of outstanding debt, the $23 million gain is being amortized to interest expense over the remaining life of the related debt.
Cash Flow Hedges—During fiscal 2007, CIFSA entered into a series of forward interest rate lock contracts to hedge the risk of variability in the market interest rates prior to the issuance of fixed rate senior notes. The rate locks were designated as cash flow hedges at inception and were terminated in fiscal 2007 and fiscal 2008 prior to the issuance of the notes in accordance with their terms. The rate locks were considered to be highly effective, accordingly, the loss that resulted upon termination of the rate locks was recorded in accumulated other comprehensive income and is being amortized to interest expense over the terms of the notes. As of September 27, 2013 and September 28, 2012, the amount of this loss that remained in accumulated other comprehensive income was $37 million and $40 million, respectively.
Foreign Exchange Exposure
Derivatives not Designated as Hedging Instruments—The Company’s operations outside the United States are significant. As a result, the Company has foreign exchange exposure on the translation of the financial statements and on transactions denominated in foreign currencies. The Company’s policy is to use various forward and option contracts to economically manage foreign currency exposures on accounts and notes receivable, accounts payable, intercompany loans and forecasted transactions that are denominated in certain foreign currencies, principally the euro, as well as approximately 20 other currencies. The Company generally manages its exposure for forecasted transactions for the upcoming 12 months. All forward and option contracts are recorded on the consolidated balance sheet at fair value. At September 27, 2013, the Company had foreign currency forward and option contracts outstanding with a notional amount of $1.433 billion. These contracts do not meet the necessary criteria to qualify for hedge accounting; accordingly, changes in fair value are recognized in earnings.

Net gains and losses from foreign currency transaction exposures and the impact of related hedges included in continuing operations was as follows:

(Dollars in Millions)	2013	2012	2011
Cost of goods sold:
(Loss) gain on foreign currency transaction exposures	$(34)	$10	$(32)
Gain (loss) on foreign currency hedge contracts	6	(12)	11
Net foreign currency loss	$(28)	$(2)	$(21)

Selling, general and administrative expenses:
Gain (loss) on foreign currency transaction exposures	$3	$(9)	$(24)
(Loss) gain on foreign currency hedge contracts	(7)	10	10
Net foreign currency (loss) gain	$(4)	$1	$(14)

Total:
(Loss) gain on foreign currency transaction exposures	$(31)	$1	$(56)
(Loss) gain on foreign currency hedge contracts	(1)	(2)	21
Net foreign currency loss	$(32)	$(1)	$(35)

Fair Value of Derivative Instruments
The fair value of foreign exchange forward and option contracts not designated as hedging instruments are included in the following consolidated balance sheet accounts in the amounts shown at the end of each fiscal year:

(Dollars in Millions)	2013	2012
Derivative Assets:
Prepaid expenses and other current assets	$7	$14
Accrued and other current liabilities	10	7
	$17	$21
Derivative Liabilities:
Prepaid expenses and other current assets	$1	$3
Accrued and other current liabilities	38	27
	$39	$30